Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands				2 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
		Apr. 01, 2019	Jun. 01, 2018	May 31, 2019	Apr. 30, 2018	Mar. 31, 2019	May 31, 2020	May 31, 2019	May 31, 2018	Jun. 01, 2019
Significant Of Accounting Policies [Line Items]
Impairment loss on goodwill							$ 0	$ 5,245	$ 0
Impairment losses							$ 0	0	0
Percentage of ownership interest in voting stock considered to exist significant influence over investee company							20.00%
Value added tax		16.00%
Vat on sales		16.00%					6.00%
Excess of refund		3.00%
Accounts receivable				$ 3,300			$ 4,178	3,300	3,179
Deferred revenue				1,301,103			1,324,384	1,301,103	1,270,195
Refund liability	[1]			15,783			15,955	15,783	11,541
Revenues							3,578,682	3,096,491	2,447,430
Total advertising expenses							105,538	72,386	55,936
Government subsidies received							43,476	3,684	2,945
Aggregate amounts denominated in RMB				1,105,190			$ 855,654	1,105,190	989,070
Amortization term of long term debt							1 year
Lease right-of-use assets				0			$ 1,425,466	0	0	$ 1,254,595
Lease liabilities							1,462,162			$ 1,238,080
Lease liabilities, Current				0			384,239	0	0
Educational programs and services [Member]
Significant Of Accounting Policies [Line Items]
Revenues							3,040,741
Other Current Liabilities [Member]
Significant Of Accounting Policies [Line Items]
Refund liability				76,221			94,006	76,221	68,185
Contract With Customer Assets [Member]
Significant Of Accounting Policies [Line Items]
Accounts receivable				3,300			4,178	3,300	3,137
Contract With Customer Liability [Member]
Significant Of Accounting Policies [Line Items]
Deferred revenue				$ 1,301,103			$ 1,324,384	$ 1,301,103	$ 1,202,010
Inter Company Sales [Member] | Books and Other Services [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales								6.00%
Sales [Member] | Books and Other Services [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales				9.00%	11.00%	10.00%
Accounting Standards Update 2016-01 [Member] | Available-for-sale Securities [Member]
Significant Of Accounting Policies [Line Items]
Cumulative effect on retained earnings, net of tax			$ 97,929
Sales Revenue, Net [Member] | Self Developed Software Product [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales							13.00%
Minimum [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company							20.00%
Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company							50.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk							10.00%	10.00%	10.00%
Credit Concentration Risk [Member] | Sales Revenue, Net [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk							96.50%	98.70%	98.80%
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk							10.00%	10.00%	10.00%
Land use rights [Member] | Minimum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives							38 years 6 months
Land use rights [Member] | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives							50 years

[1]	Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fees received from students which will be paid out on their behalf; and (2) tuition fees refundable to students for classes withdrawn.